S000075205 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	2.63%
Bloomberg U.S. Government: Long Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.61%	(3.19%)
iShares U.S. Long Government Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.43%	(3.15%)
Performance Inception Date		May 20, 2022
iShares U.S. Long Government Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.57%	(4.66%)
Performance Inception Date		May 20, 2022
iShares U.S. Long Government Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.20%	(2.99%)
Performance Inception Date		May 20, 2022